Note 18 - Common Stock	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
18.	Common Stock

As per the Company’s Amended and Restated Articles of Incorporation, the Company is authorized to issue 200,000,000 shares of common stock, par value $0.03 per share.

Each outstanding share of common stock is entitled to one vote, either in person or by proxy, on all matters that may be voted upon by their holders at meetings of the shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, holders of the Company’s common stock (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of the Company’s assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued shares of the Company’s common stock when issued will be fully paid for and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company has issued or may issue in the future.

In August 2019, the Company issued 2,816,901 common shares for the acquisition of M/V “EM Hydra”, M/V “EM Spetses”, M/V “EM Kea” and M/V “Diamantis P”, owned by affiliates of the Pittas family, including the Company’s Chief Executive Officer (refer Note 8).

During October 2019, following the Company’s prospectus supplement filed with the SEC on December 20, 2016, as further supplemented by the prospectus dated January 13, 2017, October 30, 2018 and May 30, 2019, the Company issued and sold at-the-market (ATM) 144,727 shares of common stock for gross proceeds net of commissions of $0.9 million.

In November 2019, the Synergy Vessels Acquisition was partially financed through a private placement of $6 million, subscribed equally by an entity affiliated with the Company’s Chief Executive Officer and an entity controlled by the seller of the Synergy vessels, resulting in the issuance of 1,056,338 common shares.

In addition, during the year ended December 31, 2019, the Company issued 15,444 common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plans (Note 12).

On December 19, 2019, the Company announced that it has completed a 1-for-8 reverse stock split, effective at the close of trading on December 18, 2019. The Company’s common shares began trading on a split-adjusted basis on December 19, 2019.

During August 2020, following the Company’s prospectus supplement filed with the SEC on May 12, 2020, as further supplemented by the prospectus dated May 29, 2020, the Company issued and sold at-the-market (ATM) 200,000 shares of common stock for gross proceeds net of commissions of $0.7 million.

In addition, during the year ended December 31, 2020, the Company issued 45,900 common shares to the Company’s directors and officers and employees of the Manager in connection with its equity incentive plans (Note 12).

On November 16, 2020, the Company issued 161,357 shares to Synergy Holdings Ltd. as a result of a contingent payment agreed upon on November 7, 2019 as part of the agreement for the acquisition of the vessels M/V "Synergy Busan", M/V "Synergy Keelung", M/V "Synergy Oakland" and M/V "Synergy Antwerp"(see Note 5).

On November 24, 2020, the Company received notice from Colby, which had provided Euroseas with a loan of $2.5 million in September 2019, whereby Colby exercised its right to convert the outstanding balance of the loan of $1.875 million into common shares of the Company as per the terms of the loan. As a result, the Company issued 702,247 common shares to Colby. The conversion price was the lowest closing price over the fifteen business days prior to the conversion notice as per the terms of the loan (see Note 9-h).

During February 2021, following the Company’s prospectus supplement filed with the SEC on May 12, 2020, as further supplemented by the prospectus dated May 29, 2020 and February 3, 2021 the Company issued and sold 82,901 shares of common stock at-the-market (ATM) for gross proceeds net of commissions of $0.74 million.

On June 30, 2021, the Company converted the remaining outstanding 6,365 Series B Preferred Shares into common stock by issuing 453,044 shares covering the full redemption of the remaining Series B Preferred Shares amounting to $6.365 million (Note 16).